Share Based Compensation (Details) - Schedule of Fair Value of Each Share Option Granted to Employees	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Minimum [Member]
Share Based Compensation (Details) - Schedule of Fair Value of Each Share Option Granted to Employees [Line Items]
Dividend yield	0.00%	0.00%
Expected term (in years)	3 years 2 months 12 days	3 years 8 months 12 days
Expected volatility	49.32%	45.20%
Risk free interest rate	2.45%	0.63%
Maximum [Member]
Share Based Compensation (Details) - Schedule of Fair Value of Each Share Option Granted to Employees [Line Items]
Dividend yield	0.00%	0.00%
Expected term (in years)	4 years 8 months 12 days	5 years 2 months 12 days
Expected volatility	52.52%	45.64%
Risk free interest rate	2.49%	1.01%
Black Scholes Option Pricing Model [Member] | Minimum [Member]
Share Based Compensation (Details) - Schedule of Fair Value of Each Share Option Granted to Employees [Line Items]
Dividend yield	0.00%	0.00%
Expected term (in years)	3 years 9 months 18 days	3 years 8 months 12 days
Expected volatility	46.30%	34.00%
Risk free interest rate	0.55%	0.49%
Black Scholes Option Pricing Model [Member] | Maximum [Member]
Share Based Compensation (Details) - Schedule of Fair Value of Each Share Option Granted to Employees [Line Items]
Dividend yield	0.00%	0.00%
Expected term (in years)	5 years 1 month 6 days	7 years 4 months 24 days
Expected volatility	47.80%	45.60%
Risk free interest rate	0.80%	1.01%